Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents are Deposited in Financial Institutions (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 526,972,019	$ 488,379,894	$ 311,883,463
Mainland China
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	72,757,462	54,857,845
Mainland China | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	22,436,172	20,758,937
Mainland China | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	50,321,290	34,098,908
HK
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	419,618,882	332,141,584
HK | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	10,125	9,937
HK | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	419,431,849	332,054,790
HK | HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	176,908	76,857
AE
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	30,363,614	93,310,073
AE | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	77,918	1,273,258
AE | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	27,094,651	89,180,624
AE | United Arab Emirates Dirham [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,191,045	2,856,191
US
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,286	99,836
US | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,286	99,836
SG
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,228,775	6,816,556
SG | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	5,897	794,858
SG | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,462,459	5,924,674
SG | SGD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 760,419	97,024
GB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		1,154,000
GB | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 1,154,000